Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Form 5500 Caption, Receivables, Participant Contributions	$ 5,000,202	$ 4,772,822	$ 4,011,571
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(129,013)	(185,795)	(11,450)
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ (4,871,189)	$ (4,587,027)	$ (4,000,121)